COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Group leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2015, 2016 and 2017 were RMB9,881, RMB22,835, RMB21,575, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending	RMB
2018	19,218
2019	1,597
2020	—
2021	—
2022 and thereafter	—

Contingencies

In August, 2016, the Company and certain of the Company’s officers were named as defendants in two putative shareholder class action lawsuits filed in the United States District Court for the Central District of California. The action—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADSs between May 11, 2016 and August 24, 2016—alleges that the Company’s public press releases dated May 11, 2016 and August 9, 2016 contained misstatements or omissions relating to the Company’s experiencing an increasing amount of fraud related to customer application for loans and the potential negative impact that the Chinese government’s implementation of new anti-fraud regulations could have on the Company’s business. On November 29, 2016, the Court entered an order consolidating the cases and appointing lead plaintiffs and lead counsel for the consolidated case. On January 27, 2017, the lead plaintiffs filed their first amended complaint. On March 28, 2017, the Company filed a motion to dismiss the first amended complaint. On September 20, 2017, the Court issued an order granting defendants’ motion to dismiss and allowed plaintiff until July 10, 2017 to file an amended complaint. On July 10, 2017, the parties filed a joint stipulation and proposed order dismissing the case with prejudice, which the Court granted on the same day. The Company believes that the case is closed, and there is no likelihood of a loss as of this stage. As of December 31, 2017, no losses with respect to this contingency were accrued.

The Group has not made adequate contributions to employee benefit plans as required by applicable PRC laws and regulations but the amount, including potential late fees or fines, was immaterial as of December 31, 2016. As of December 31, 2017, the related amount has been fully accrued.

The Group has no reasonably possible losses in addition to amounts accrued as of December 31, 2016 and 2017.